UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund:  BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,503,261
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	840,694
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	3,881,413

		6,225,368
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,390	1,296,467
5.00%, 6/01/46	2,250	1,669,635

		2,966,102
Arizona — 0.3%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	900	831,591
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	45	45,117

		876,708
California — 14.0%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,546,500
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,794,173
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,265	1,388,894
California Municipal Finance Authority Mobile Home Park, RB, Senior, Caritas Affordable Housing, Inc. Projects, Series A, S/F:
5.25%, 8/15/39	145	154,670
5.25%, 8/15/49	370	392,663
Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, RB (a):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	$1,230	$1,245,080
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	1,025	1,054,653
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	1,495	1,532,345
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	800	908,576
Senior, 5.00%, 5/15/40	5,930	6,494,417
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	409,478
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	1,085	1,212,390
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/42 (b)	2,000	535,780
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	3,029,419
6.50%, 4/01/33	14,925	18,155,516
State of California Public Works Board, LRB, Various Capital Project:
Series I, 5.00%, 11/01/38	775	850,090
Sub-Series I-1, 6.38%, 11/01/34	1,185	1,428,968
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	965	933,271

		46,066,883
Colorado — 0.9%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,217,792

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	$1,000	$1,035,980
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	891,772

		3,145,544
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,481,989
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/35	3,385	3,784,565
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	950	950,675

		6,217,229
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,238,546
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,276,787

		5,515,333
District of Columbia — 2.6%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	240	269,945
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (b)	6,590	2,567,003
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	4,830	1,759,714
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (b)	6,515	2,216,598

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	$1,500	$1,612,005

		8,425,265
Florida — 3.5%
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,722,747
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,298,323
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	645	694,272
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	3,015	3,613,869
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,135	774,819
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	2,480	2,480,595

		11,584,625
Georgia — 3.1%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	145,895
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	2,024,320
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	3,465	3,861,916
Municipal Electric Authority of Georgia, Refunding RB:
Series W, 6.60%, 1/01/18	3,120	3,381,144

2	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Municipal Electric Authority of Georgia, Refunding RB (concluded):
Series X, 6.50%, 1/01/20	$730	$830,441

		10,243,716
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,501,299
Illinois — 22.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	5,865	7,016,886
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,200	3,251,392
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,555	4,764,849
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	820	878,130
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	811,216
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	4,455	4,514,162
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,137,507
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien:
Project, 5.00%, 11/01/42	3,780	3,948,550
(AGM), 5.25%, 11/01/33	1,325	1,405,547
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	899,571
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,781,750
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	275	275,330
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,799,948
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	2,315	2,516,914

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	$4,315	$4,484,709
Series B-2, 5.00%, 6/15/50	2,500	2,597,725
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	511,852
6.00%, 6/01/28	1,140	1,326,869
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,065	1,242,706
Series A (NPFGC), 6.70%, 11/01/21	5,920	6,914,442
Series C (NPFGC), 7.75%, 6/01/20	2,500	3,023,075
State of Illinois, GO:
5.00%, 2/01/39	1,540	1,551,581
Series A, 5.00%, 4/01/35	3,000	3,052,590
Series A, 5.00%, 4/01/38	3,640	3,675,454
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	696,874
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	810	877,748
5.00%, 4/01/44	985	1,063,278
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,803,696
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,320	1,321,571

		74,145,922
Indiana — 4.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	878,662
7.00%, 1/01/44	1,905	2,123,846
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,638,701
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	465,021

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	$1,430	$1,474,559
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	893,726
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,109,214
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,270	1,389,875

		13,973,604
Iowa — 2.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	960	1,009,181
5.50%, 12/01/22	2,340	2,439,918
5.25%, 12/01/25	460	484,808
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,520	1,604,345
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,785	3,127,999

		8,666,251
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,080,888
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (c)	1,200	770,904

		1,851,792
Louisiana — 3.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,811,294
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	$3,600	$3,607,596
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,115,941
5.25%, 5/15/31	870	933,510
5.25%, 5/15/32	1,110	1,179,852
5.25%, 5/15/33	1,205	1,275,107
5.25%, 5/15/35	505	536,653

		12,459,953
Maryland — 1.6%
County of Montgomery Maryland, GO, West Germantown Development District, Series A (Radian), 6.70%, 7/01/27	1,070	1,074,751
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,512,240
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	462,253
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,160	1,266,325
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	840	1,023,910

		5,339,479
Massachusetts — 3.4%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	2,205	2,230,071
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,084,080
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,830	2,866,196
S/F Housing, Series 130, 5.00%, 12/01/32	2,720	2,782,315

4	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	$2,030	$2,109,413

		11,072,075
Michigan — 7.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	1,565	1,519,850
Series A, 5.25%, 7/01/39	4,425	4,334,464
Series B (AGM), 7.50%, 7/01/33	910	995,886
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,471,977
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	5,147,056
McLaren Health Care, 5.75%, 5/15/38	8,560	9,622,724
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (d)	1,400	1,805,706

		24,897,663
Mississippi — 1.4%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,568,260
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,169,274

		4,737,534
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	279,110
Municipal Bonds	Par (000)	Value
Missouri (concluded)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$245	$263,459

		542,569
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	883,245
5.00%, 9/01/42	1,445	1,512,395

		2,395,640
New Jersey — 4.1%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	2,014,236
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	2,240	2,429,616
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	625	651,062
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,985	2,145,070
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,635	1,811,024
Series B, 5.25%, 6/15/36	2,460	2,675,398
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	525	582,635
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,335	1,309,275

		13,618,316
New York — 12.9%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,920	1,929,984
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	500	500,065

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	$6,700	$7,500,851
Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,460	2,682,925
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	9,405	11,214,428
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	11,828,682
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	1,220	1,343,159
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,790	2,039,043
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,343,746
6.00%, 12/01/42	1,250	1,434,100
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	700	700,861

		42,517,844
North Carolina — 1.8%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,674,196
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,545,964
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	$2,000	$2,054,640
First Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	595	659,760

		5,934,560
Ohio — 0.2%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	703,580
Pennsylvania — 1.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,230	1,244,416
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	2,016,290
State of Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,210,461

		4,471,167
South Carolina — 2.3%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,538,792
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	3,580	3,963,704

		7,502,496
Tennessee — 0.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,080,888
Texas — 8.4%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (e)(f)	1,500	138,750

6	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	$2,140	$2,401,679
Sub-Lien, 5.00%, 1/01/42	315	323,367
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	510	577,621
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT:
4.75%, 7/01/24	1,200	1,234,488
5.00%, 7/01/29	965	973,907
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	853,427
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	455	504,991
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (d)	2,000	2,523,880
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	1,475	1,502,125
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 6.25%, 1/01/39	7,000	8,103,760
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,375,220
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,257,600
Texas State University System, Refunding RB, (AGM), 5.00%, 3/15/30	2,750	2,912,113

		27,682,928
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	2,956,530
Municipal Bonds	Par (000)	Value
Virginia — 2.7%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	$500	$514,595
5.13%, 10/01/42	3,440	3,525,037
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,615	1,727,145
6.00%, 1/01/37	2,915	3,250,633

		9,017,410
Washington — 2.1%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,290	2,579,135
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,268,986

		6,848,121
Wisconsin — 3.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,377,148
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,659,267

		11,036,415
Total Municipal Bonds — 120.3%		396,220,809

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
California — 6.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (d)	3,271	3,939,395
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	2,610	2,944,341
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	9,480	10,542,424

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	$2,290	$2,531,389
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,240,395

		21,197,944
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	2,129	2,425,293
Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,567,780
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,284,585
Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,325,639
Maryland — 0.8%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,536,290
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,506,890
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	2,009	2,282,583
New York — 5.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/37	6,299	6,878,627
Series FF-2, 5.50%, 6/15/40	1,575	1,801,505

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Senior Bond, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	$1,610	$1,831,434
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	6,440	7,219,498

		17,731,064
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,672,167
Ohio — 5.5%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,632,968
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	15,354,742

		17,987,710
South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (h)	4,995	5,631,163
Texas — 3.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,520	2,762,827
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,742,176
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	1,781	1,823,701
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,830	2,051,225

		10,379,929
Washington — 5.6%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	5,496,900

8	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Washington (concluded)
Central Puget Sound Regional Transit Authority, RB, Series A (concluded):
5.00%, 11/01/36	$4,000	$4,397,520
(AGM), 5.00%, 11/01/32	7,693	8,469,722

		18,364,142
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	2,499	2,664,795
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 38.4%		126,557,974
Total Long-Term Investments (Cost — $476,509,519) — 158.7%		522,778,783

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	$9,150,558	$9,150,558
Total Short-Term Securities (Cost — $9,150,558) — 2.8%		9,150,558
Total Investments (Cost — $485,660,077*) — 161.5%		531,929,341
Other Assets Less Liabilities — 1.2%		4,145,123
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.2%)		(66,646,597)
VMTP Shares, at Liquidation Value — (42.5%)		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$329,427,867

* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$419,107,524

Gross unrealized appreciation		$48,357,855
Gross unrealized depreciation		(2,170,674)

Net unrealized appreciation		$46,187,181

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 01, 2016 to November 15, 2019 is 13,378,728.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	1,726,061	7,424,497	9,150,558	$567

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(250)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$31,152,344	$269,181

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

10	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$522,778,783	—	$522,778,783
Short-Term Securities	$9,150,558	—	—	9,150,558

Total	$9,150,558	$522,778,783	—	$531,929,341

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$269,181	—	—	$269,181

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$342,000	—	—	$342,000
Liabilities:
TOB trust certificates	—	$(66,634,636)	—	(66,634,636)
VMTP Shares	—	(140,000,000)	—	(140,000,000)

Total	$342,000	$(206,634,636)	—	$(206,292,636)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 25, 2014